American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

BALANCED FUND
INVESTOR/INSTITUTIONAL/ADVISOR CLASS

Supplement dated June 1, 2006 * Prospectus dated March 1, 2006

THE FUND MANAGEMENT TEAM SECTION ON PAGE 11 OF THE PROSPECTUS IS RESTATED AS
FOLLOWS:

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

EQUITY PORTION OF BALANCED

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since May 1992. He joined American
Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of Illinois and is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since February 2001. He joined American Century in
February 1997 and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California State University.

FEI ZOU

Mr. Zou, Vice President, Portfolio Manager and Senior Quantitative Analyst, has
been a member of the team that manages Balanced since he joined American Century in September 2000 as a quantitative analyst. He became a senior quantitative analyst in February 2003 and then became a portfolio manager in February 2004.
He has a master's degree in economics and a Ph.D. in finance from the University of Texas - Austin.

FIXED-INCOME PORTION OF BALANCED

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income, has been a member of the team that manages Balanced since May 2001. He joined American Century in May
1991 as a portfolio manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since December 2001. He joined American
Century in 1983 and became a portfolio manager in January 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

JAMES F. KEEGAN

Mr. Keegan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since he joined American Century in
February 2006. Prior to joining American Century, he was chief investment officer with Westmoreland Capital Management, LLC from 2002 to 2003. He has a bachelor's degree in business management from St. Francis College and an MBA from Fordham University Graduate School of Business.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century in
November 1990 and became a portfolio manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since October 2003. He joined American Century in
October 2003 as a portfolio manager. Prior to joining American Century, he was an investment officer with CalPERS from July 2002 to October 2003 and director of portfolio management at TIAA-CREF from June 1994 to March 2002. He has a bachelor's degree in economics from the University of California - Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in
1987 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February
1996 and became a portfolio manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from
Creighton University.

DAN SHIFFMAN

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since February 2006. He joined American Century in
May 2004 as a portfolio manager. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from
Thunderbird, The Garvin School of International Management. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49995 0606

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND
NEW OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND
VEEDOT® FUND * VISTA(SM) FUND

Supplement dated June 1, 2006 * Statement of Additional Information dated May 1, 2006

THE FOLLOWING REPLACES THE ENTRY FOR BALANCED IN THE OTHER ACCOUNTS MANAGED
CHART ON PAGE 56.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                  REGISTERED                           OTHER ACCOUNTS
                                  INVESTMENT                           (E.G., SEPARATE
                                  COMPANIES          OTHER POOLED      ACCOUNTS AND
                                  (E.G., OTHER       INVESTMENT        CORPORATE
                                  AMERICAN           VEHICLES (E.G.,   ACCOUNTS
                                  CENTURY FUNDS      COMMINGLED        INCLUDING
                                  AND AMERICAN       TRUSTS AND        INCUBATION
                                  CENTURY -          529               STRATEGIES AND
                                  SUBADVISED         EDUCATION         CORPORATE
                                  FUNDS)             SAVINGS PLANS)    MONEY)
---------------------------------------------------------------------------------------
Balanced(1)
---------------------------------------------------------------------------------------
William       Number of Other     12                 0                 3
Martin        Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $7,392,320,364     N/A               $346,857,352
              Accounts Managed
---------------------------------------------------------------------------------------
Thomas P.     Number of Other     10                 0                 3
Vaiana        Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $6,253,375,349     N/A               $346,857,352
              Accounts Managed
---------------------------------------------------------------------------------------
Fei Zou       Number of Other     4                  0                 1
              Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $3,457,550,829     N/A               $10,470,322
              Accounts Managed
---------------------------------------------------------------------------------------
G. David      Number of Other     5                  0                 1
MacEwen       Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $1,653,100,674     N/A               $26,599,241
              Accounts Managed
---------------------------------------------------------------------------------------
Robert V.     Number of Other     14                 0                 2
Gahagan       Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $6,861,245,597     N/A               $38,134,266
              Accounts Managed
---------------------------------------------------------------------------------------
James F.      Number of Other     5                  0                 1
Keegan        Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $1,276,417,206     N/A               $26,599,241
              Accounts Managed
---------------------------------------------------------------------------------------
Jeffrey L.    Number of Other     4                  0                 1
Houston       Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $1,207,232,742     N/A               $26,599,241
              Accounts Managed
---------------------------------------------------------------------------------------

(1)  INFORMATION PROVIDED AS OF APRIL 21, 2006.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                 REGISTERED                          OTHER ACCOUNTS
                                 INVESTMENT                          (E.G., SEPARATE
                                 COMPANIES         OTHER POOLED      ACCOUNTS AND
                                 (E.G., OTHER      INVESTMENT        CORPORATE
                                 AMERICAN          VEHICLES (E.G.,   ACCOUNTS
                                 CENTURY FUNDS     COMMINGLED        INCLUDING
                                 AND AMERICAN      TRUSTS AND        INCUBATION
                                 CENTURY -         529               STRATEGIES AND
                                 SUBADVISED        EDUCATION         CORPORATE
                                 FUNDS)            SAVINGS PLANS)    MONEY)
--------------------------------------------------------------------------------------
Balanced(1)
--------------------------------------------------------------------------------------
Alejandro H.  Number of Other    8                 0                 2
Aguilar       Accounts Managed
             -------------------------------------------------------------------------
              Assets in Other    $4,630,812,435    N/A               $38,134,266
              Accounts Managed
--------------------------------------------------------------------------------------
Brian         Number of Other    6                 0                 2
Howell        Accounts Managed
             -------------------------------------------------------------------------
              Assets in Other    $2,700,382,747    N/A               $38,134,266
              Accounts Managed
--------------------------------------------------------------------------------------
John F.       Number of Other    4                 0                 1
Walsh         Accounts Managed
             -------------------------------------------------------------------------
              Assets in Other    $1,207,232,742    N/A               $26,599,241
              Accounts Managed
--------------------------------------------------------------------------------------
Dan           Number of Other    8                 0                 2
Shiffman      Accounts Managed
             -------------------------------------------------------------------------
              Assets in Other    $5,224,353,486    N/A               $26,599,241
              Accounts Managed
--------------------------------------------------------------------------------------

(1)  INFORMATION PROVIDED AS OF APRIL 21, 2006.

THE FOLLOWING REPLACES THE ENTRY FOR BALANCED IN THE OWNERSHIP OF SECURITIES
CHART ON PAGE 61 OF THE SAI.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Balanced(1)                           A
  William Martin                      A
--------------------------------------------------------------------------------
  Thomas P. Vaiana                    A
--------------------------------------------------------------------------------
  Fei Zou                             A
--------------------------------------------------------------------------------
  G. David MacEwen                    A
--------------------------------------------------------------------------------
  Robert V. Gahagan                   A
--------------------------------------------------------------------------------
  James F. Keegan                     A
--------------------------------------------------------------------------------
  Jeffrey L. Houston                  A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar                A
--------------------------------------------------------------------------------
  Brian Howell                        A
--------------------------------------------------------------------------------
  John F. Walsh                       A
--------------------------------------------------------------------------------
  Dan Shiffman                        A
--------------------------------------------------------------------------------

(1)  INFORMATION AS OF APRIL 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49997 0606